UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5482

DWS High Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS High Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 110.1%
Consumer Discretionary 30.0%
AAC Group Holding Corp., 144A, 12.75%, 10/1/2012 (PIK) (b)	325,000	331,500
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	690,000	634,800
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,035,000	967,725
Aztar Corp., 7.875%, 6/15/2014	1,435,000	1,549,800
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009	220,000	234,575
Caesars Entertainment, Inc., 8.875%, 9/15/2008	460,000	482,425
Charter Communications Holdings LLC:
8.625%, 4/1/2009 (b)	35,000	31,938
9.625%, 11/15/2009	30,000	27,300
10.25%, 9/15/2010	2,145,000	2,171,812
Series B, 10.25%, 9/15/2010	640,000	646,400
11.0%, 10/1/2015	2,032,000	1,803,400
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	505,000	382,538
CSC Holdings, Inc.:
7.25%, 7/15/2008	365,000	369,106
7.875%, 12/15/2007	1,180,000	1,202,125
Series B, 8.125%, 7/15/2009	130,000	134,388
Series B, 8.125%, 8/15/2009	135,000	139,388
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012	130,000	130,975
Dex Media East LLC/Financial, 12.125%, 11/15/2012	3,590,000	4,002,850
EchoStar DBS Corp.:
6.625%, 10/1/2014	320,000	307,600
144A, 7.125%, 2/1/2016	450,000	438,187
Foot Locker, Inc., 8.5%, 1/15/2022	135,000	125,550
Ford Motor Co., 7.45%, 7/16/2031 (b)	405,000	317,925
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	2,110,000	1,941,200
General Motors Corp., 8.375%, 7/15/2033 (b)	1,025,000	858,437
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	2,390,000	2,629,000
Gregg Appliances, Inc., 9.0%, 2/1/2013	240,000	216,600
Hertz Corp.:
144A, 8.875%, 1/1/2014	945,000	980,437
144A, 10.5%, 1/1/2016 (b)	225,000	242,438
ION Media Networks, Inc., 144A, 11.757% **, 1/15/2013	385,000	387,887
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	1,395,000	1,325,250
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	725,000	724,094
Lear Corp.:
Series B, 5.75%, 8/1/2014	30,000	24,150
Series B, 8.11%, 5/15/2009 (b)	910,000	878,150
Levi Strauss & Co., 10.258% **, 4/1/2012 (b)	30,000	30,975
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	60,000	56,366
8.25%, 2/1/2030 (b)	500,000	497,474
8.5%, 7/15/2029 (b)	675,000	683,205
Linens ‘n Things, Inc., 144A, 11.132% **, 1/15/2014 (b)	405,000	377,663
Mediacom Broadband LLC, 8.5%, 10/15/2015	30,000	29,700
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	325,000	325,000
11.0%, 6/15/2012 (b)	145,000	133,400
MGM MIRAGE:
8.375%, 2/1/2011 (b)	355,000	365,206
9.75%, 6/1/2007	610,000	625,250

MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		705,000	741,131
NCL Corp., 10.625%, 7/15/2014		145,000	139,381
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,095,000	886,950
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		1,640,000	1,722,000
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		190,000	200,925
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		2,550,000	2,671,125
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		420,000	407,400
10.78% **, 5/15/2010 (b)		1,130,000	1,163,900
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)		2,505,000	2,620,856
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		1,700,000	1,774,375
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		935,000	888,250
Six Flags, Inc.:
8.875%, 2/1/2010 (b)		130,000	124,150
9.75%, 4/15/2013 (b)		1,240,000	1,122,200
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		420,000	395,325
Toys “R” Us, Inc., 7.375%, 10/15/2018		230,000	161,000
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		2,400,000	2,322,000
TRW Automotive, Inc.:
11.0%, 2/15/2013		1,775,000	1,930,312
11.75%, 2/15/2013	EUR	300,000	437,192
United Auto Group, Inc., 9.625%, 3/15/2012		1,660,000	1,747,150
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		305,000	313,388
XM Satellite Radio, Inc., 144A, 9.75%, 5/1/2014 (b)		1,785,000	1,677,900
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		2,605,000	2,214,250

			55,425,349
Consumer Staples 3.8%
Birds Eye Foods, Inc., 11.875%, 11/1/2008		835,000	841,262
Del Laboratories, Inc., 8.0%, 2/1/2012		360,000	306,000
Delhaize America, Inc.:
8.05%, 4/15/2027		115,000	120,849
9.0%, 4/15/2031		1,840,000	2,152,743
Harry & David Holdings, Inc., 10.231% **, 3/1/2012		390,000	372,450
North Atlantic Trading Co., 9.25%, 3/1/2012		890,000	734,250
Swift & Co.:
10.125%, 10/1/2009		240,000	242,400
12.5%, 1/1/2010 (b)		120,000	121,500
Viskase Co., Inc., 11.5%, 6/15/2011		2,160,000	2,224,800

			7,116,254
Energy 10.9%
Belden & Blake Corp., 8.75%, 7/15/2012		1,810,000	1,855,250
Chaparral Energy, Inc., 8.5%, 12/1/2015		925,000	931,937
Chesapeake Energy Corp.:
6.25%, 1/15/2018		445,000	410,513
6.875%, 1/15/2016 (b)		1,270,000	1,231,900
7.75%, 1/15/2015		175,000	178,500
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		1,095,000	1,034,775
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		1,095,000	966,337
144A, 8.375%, 5/1/2016 (b)		885,000	871,725
El Paso Production Holding Corp., 7.75%, 6/1/2013		720,000	730,800
Encore Acquisition Co., 6.0%, 7/15/2015		195,000	180,863
Frontier Oil Corp., 6.625%, 10/1/2011		290,000	290,000
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007		1,060,000	1,060,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (b)		420,000	366,450
Plains Exploration & Production Co.:
7.125%, 6/15/2014		635,000	650,875
Series B, 8.75%, 7/1/2012		625,000	656,250
Quicksilver Resources, Inc., 7.125%, 4/1/2016		255,000	243,525
Southern Natural Gas, 8.875%, 3/15/2010		1,505,000	1,578,816

Stone Energy Corp.:
6.75%, 12/15/2014	1,410,000	1,360,650
144A, 8.24% **, 7/15/2010	1,205,000	1,192,950
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	525,000	527,625
Williams Companies, Inc.:
8.125%, 3/15/2012	2,545,000	2,684,975
8.75%, 3/15/2032	1,120,000	1,206,800

		20,211,516
Financials 14.1%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	565,000	617,262
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,040,000	902,200
E*TRADE Financial Corp.:
7.375%, 9/15/2013 (b)	345,000	348,450
7.875%, 12/1/2015	260,000	270,400
8.0%, 6/15/2011	620,000	643,250
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012*	4,457,246	0
Ford Motor Credit Co.:
7.25%, 10/25/2011	2,660,000	2,542,157
7.375%, 10/28/2009	5,140,000	5,041,363
7.875%, 6/15/2010	1,295,000	1,272,751
General Motors Acceptance Corp.:
6.875%, 9/15/2011	5,775,000	5,687,676
8.0%, 11/1/2031 (b)	2,465,000	2,491,351
iPayment, Inc., 144A, 9.75%, 5/15/2014	360,000	364,500
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	1,255,000	1,311,475
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	1,460,000	1,598,700
TIG Holdings, Inc., 144A, 8.597%, 1/15/2027	1,080,000	799,200
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	555,000	530,025
Universal City Development, 11.75%, 4/1/2010	1,530,000	1,656,225

		26,076,985
Health Care 2.1%
HCA, Inc., 6.5%, 2/15/2016 (b)	685,000	539,437
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	850,000	869,125
144A, 11.418% **, 6/15/2014 (b)	130,000	133,575
Tenet Healthcare Corp., 9.25%, 2/1/2015	2,390,000	2,252,575

		3,794,712
Industrials 11.2%
Allied Security Escrow Corp., 11.375%, 7/15/2011	590,000	582,625
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	1,337,000	1,430,590
American Color Graphics, 10.0%, 6/15/2010	655,000	460,138
Browning-Ferris Industries:
7.4%, 9/15/2035	1,095,000	966,337
9.25%, 5/1/2021	575,000	593,688
Case New Holland, Inc., 9.25%, 8/1/2011	1,555,000	1,648,300
Cenveo Corp., 7.875%, 12/1/2013	1,170,000	1,105,650
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	1,195,000	1,174,087
Congoleum Corp., 8.625%, 8/1/2008 *	715,000	707,850
DRS Technologies, Inc., 7.625%, 2/1/2018	535,000	535,000
Education Management LLC, 144A, 8.75%, 6/1/2014	340,000	336,600
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	260,000	265,850
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	1,160,000	1,006,300
8.875%, 4/1/2012 (b)	1,270,000	1,225,550
Kansas City Southern:
7.5%, 6/15/2009	250,000	248,750
9.5%, 10/1/2008	1,860,000	1,929,750
Kinetek, Inc., Series D, 10.75%, 11/15/2006	1,640,000	1,621,550
Millennium America, Inc., 9.25%, 6/15/2008	530,000	541,925

Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	485,000	492,275
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	125,000	139,219
Scranton Products, Inc.:
10.5%, 7/1/2013	1,150,000	1,187,375
12.39% **, 7/1/2012	405,000	417,150
Ship Finance International Ltd., 8.5%, 12/15/2013	330,000	315,975
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	1,005,000	1,075,350
Xerox Corp., 6.4%, 3/15/2016	760,000	752,473

		20,760,357
Information Technology 5.1%
L-3 Communications Corp.:
5.875%, 1/15/2015	1,495,000	1,412,775
Series B, 6.375%, 10/15/2015	510,000	490,875
Lucent Technologies, Inc., 6.45%, 3/15/2029	2,575,000	2,195,187
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	960,000	936,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	1,195,000	1,220,394
UGS Corp., 10.0%, 6/1/2012	1,120,000	1,204,000
Unisys Corp., 7.875%, 4/1/2008	1,995,000	1,992,506

		9,451,737
Materials 15.5%
ARCO Chemical Co., 9.8%, 2/1/2020	3,295,000	3,764,537
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	335,000	182,575
Chemtura Corp., 6.875%, 6/1/2016	650,000	628,875
Constar International, Inc., 11.0%, 12/1/2012 (b)	165,000	138,600
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	300,000	243,000
Dayton Superior Corp.:
10.75%, 9/15/2008	235,000	245,575
13.0%, 6/15/2009	400,000	376,000
Equistar Chemical Funding, 10.625%, 5/1/2011	800,000	860,000
Exopac Holding Corp., 144A, 11.25%, 2/1/2014 (b)	1,110,000	1,115,550
GEO Specialty Chemicals, Inc., 144A, 13.999%**, 12/31/2009	1,821,000	1,502,325
Greif, Inc., 8.875%, 8/1/2012	585,000	614,250
Hexcel Corp., 6.75%, 2/1/2015	965,000	909,513
Huntsman LLC, 11.625%, 10/15/2010	1,738,000	1,929,180
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	455,000	469,788
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	770,000	567,875
Lyondell Chemical Co., 10.5%, 6/1/2013	220,000	242,000
Massey Energy Co.:
6.625%, 11/15/2010	1,935,000	1,905,975
6.875%, 12/15/2013	470,000	435,925
Mosaic Global Holdings, Inc., 10.875%, 8/1/2013	2,328,000	2,607,360
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	1,698,000	1,494,240
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	2,027,000	2,189,160
144A, 13.0%, 9/30/2013	634,624	637,797
OM Group, Inc., 9.25%, 12/15/2011 (b)	485,000	504,400
Omnova Solutions, Inc., 11.25%, 6/1/2010	1,835,000	1,945,100
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,169,365	17,540
Pliant Corp., 11.625%, 6/15/2009	3	3
Radnor Holdings Corp., 11.0%, 3/15/2010 *	180,000	43,200
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	275,000	294,938
TriMas Corp., 9.875%, 6/15/2012	910,000	862,225
United States Steel Corp., 9.75%, 5/15/2010	1,074,000	1,141,125
Witco Corp., 6.875%, 2/1/2026	270,000	240,300
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	585,000	526,500

		28,635,431
Telecommunication Services 5.9%
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	520,000	518,700
Cincinnati Bell, Inc.:

7.25%, 7/15/2013	1,490,000	1,514,212
8.375%, 1/15/2014 (b)	1,050,000	1,053,937
Dobson Cellular Systems, Inc., 9.875%, 11/1/2012	520,000	555,100
Dobson Communications Corp., 8.875%, 10/1/2013	485,000	478,938
Insight Midwest LP, 9.75%, 10/1/2009	370,000	376,475
Intelsat Corp., 144A, 9.0%, 6/15/2016	240,000	243,600
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	2,935,000	3,019,933
Qwest Corp., 7.25%, 9/15/2025	980,000	937,125
Rural Cellular Corp., 9.875%, 2/1/2010	615,000	634,988
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	390,000	351,000
Ubiquitel Operating Co., 9.875%, 3/1/2011	395,000	429,563
US Unwired, Inc., Series B, 10.0%, 6/15/2012	775,000	852,500
Windstream Corp., 144A, 8.625%, 8/1/2016	30,000	31,725

		10,997,796
Utilities 11.5%
AES Corp., 144A, 8.75%, 5/15/2013	4,005,000	4,300,369
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	2,645,000	2,856,600
CMS Energy Corp., 8.5%, 4/15/2011 (b)	2,280,000	2,445,300
Mirant Americas Generation LLC, 8.3%, 5/1/2011	255,000	255,000
Mirant North America LLC, 7.375%, 12/31/2013	255,000	252,450
Mission Energy Holding Co., 13.5%, 7/15/2008	3,310,000	3,703,063
NRG Energy, Inc.:
7.25%, 2/1/2014	1,090,000	1,076,375
7.375%, 2/1/2016	2,240,000	2,206,400
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	2,765,000	2,986,200
Sierra Pacific Resources:
6.75%, 8/15/2017	785,000	773,002
8.625%, 3/15/2014	415,000	446,087

		21,300,846

Total Corporate Bonds (Cost $207,080,169)		203,770,983
Foreign Bonds - US$ Denominated 16.6%
Consumer Discretionary 2.3%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,810,000	1,954,800
Shaw Communications, Inc., 8.25%, 4/11/2010	430,000	452,037
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	1,769,000	1,521,340
Unity Media GmbH, 144A, 10.375%, 2/15/2015	235,000	216,200
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	155,000	156,550

		4,300,927
Energy 1.4%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	320,000	397,600
OAO Gazprom, 144A, 9.625%, 3/1/2013	1,380,000	1,630,125
Secunda International Ltd., 13.507% **, 9/1/2012	575,000	600,875

		2,628,600
Financials 2.2%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,805,000	2,071,238
Doral Financial Corp., 6.33% **, 7/20/2007	1,465,000	1,369,000
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	260,000	226,850
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	405,000	321,975

		3,989,063
Health Care 0.9%
Biovail Corp., 7.875%, 4/1/2010	1,600,000	1,596,000
Industrials 2.0%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012 (b)	845,000	894,644
10.25%, 6/15/2007	1,785,000	1,820,700

12.5%, 6/15/2012		650,000	721,500
Stena AB, 9.625%, 12/1/2012		240,000	255,600
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *		100,000	16,000

			3,708,444
Materials 3.0%
Cascades, Inc., 7.25%, 2/15/2013		1,297,000	1,225,665
ISPAT Inland ULC, 9.75%, 4/1/2014		1,288,000	1,447,712
Novelis, Inc., 144A, 8.25%, 2/15/2015		1,630,000	1,548,500
Rhodia SA:
8.875%, 6/1/2011		406,000	415,135
10.25%, 6/1/2010 (b)		445,000	488,387
Tembec Industries, Inc., 8.625%, 6/30/2009		850,000	465,375

			5,590,774
Sovereign Bonds 0.6%
Federative Republic of Brazil, 8.875%, 10/14/2019 (b)		420,000	497,070
Republic of Argentina, 5.59% **, 8/3/2012 (PIK)		840,000	587,302

			1,084,372
Telecommunication Services 4.2%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		1,300,000	1,066,000
Embratel, Series B, 11.0%, 12/15/2008 (b)		150,000	165,000
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		175,000	150,500
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		625,000	647,656
Intelsat Ltd., 5.25%, 11/1/2008		630,000	600,075
Millicom International Cellular SA, 10.0%, 12/1/2013		335,000	359,288
Mobifon Holdings BV, 12.5%, 7/31/2010		1,400,000	1,569,750
Nortel Networks Ltd.:
144A, 9.73% **, 7/15/2011		1,285,000	1,297,850
144A, 10.125%, 7/15/2013		590,000	598,850
144A, 10.75%, 7/15/2016		485,000	501,975
Stratos Global Corp., 144A, 9.875%, 2/15/2013		1,110,000	910,200

			7,867,144

Total Foreign Bonds - US$ Denominated (Cost $30,540,053)			30,765,324
Foreign Bonds - Non US$ Denominated 0.9%
Consumer Discretionary 0.4%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	635,000	732,372
Financials 0.2%
Ono Finance II PLC, 144A, 8.0%, 5/16/2014	EUR	225,000	273,125
Sovereign Bonds 0.3%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	485,319	600,005

Total Foreign Bonds - Non US$ Denominated (Cost $1,457,647)			1,605,502
		Shares	Value ($)

Common Stocks 0.0%
Materials 0.0%
GEO Specialty Chemicals, Inc. *		14,091	7,045
GEO Specialty Chemicals, Inc. 144A *		1,283	642
			7,687
Telecommunication Services 0.0%
IMPSAT Fiber Networks, Inc. *		8,437	60,746

Total Common Stocks (Cost $480,568)			68,433
Warrants 0.0%
Industrials 0.0%
DeCrane Aircraft Holdings, Inc. 144A, expiration 9/30/2008 *		1,640	0
TravelCenters of America, Inc. expiration 5/1/2009 *		207	26

		26
Materials 0.0%
Dayton Superior Corp. 144A, expiration 6/15/2009 *	60	0

Total Warrants (Cost $855)		26
Preferred Stocks 0.1%
Xerox Capital Trust I, 8.0% (Cost $240,950)	235,000	241,169
Convertible Preferred Stock 0.2%
Consumer Discretionary
ION Media Networks, Inc. 144A, 9.75%, (PIK)	40	282,000
ION Media Networks, Inc. Series AI, 144A, 9.75%, (PIK)	3	21,150

Total Convertible Preferred Stocks (Cost $298,650)		303,150
	Principal Amount ($)(a)	Value ($)

Loan Participation 0.3%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.66%**, 6/4/2010 (Cost $480,157)	479,167	479,167
	Units	Value ($)

Other Investments 0.8%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	775,000	623,875
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	1,205,000	903,750

Total Other Investments (Cost $1,350,189)		1,527,625
	Shares	Value ($)
Securities Lending Collateral 16.9%
Daily Assets Fund Institutional, 5.28% (c) (d) (Cost $31,194,893)	31,194,893	31,194,893
Cash Equivalents 2.3%
Cash Management QP Trust, 5.33% (e) (Cost $4,263,724)	4,263,724	4,263,724
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 277,387,855)	148.2	274,219,996
Other Assets and Liabilities, Net	(14.7)	(27,182,668)
Notes Payable	(33.5)	(62,000,000)

Net Assets	100.0	185,037,328

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal	Acquisition
Security	Coupon	Date	Amount ($)	Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	715,000	600,300	707,850
Eaton Vance Corp., CDO II, Series C-X	13.68%	7/15/2012	4,457,246	3,904,801	0
Grupo Iusacell SA de CV	10.0%	7/15/2004	175,000	114,613	150,500
Oxford Automotive, Inc.	12.0%	10/15/2010	1,169,365	113,451	17,540
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	126,342	43,200
Supercanal Holding SA	11.5%	5/15/2005	100,000	10,000	16,000
				$964,706	$935,090

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2006 amounted to $30,638,569 which is 16.6% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents investment of securities lending collateral.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of August 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	498,732	EUR	391,408	9/15/2006	3,185
USD	118,224	EUR	93,097	9/15/2006	1,158
USD	416,746	EUR	330,287	9/15/2006	6,793
EUR	102,004	USD	131,352	9/15/2006	549
EUR	40,326	USD	52,246	9/15/2006	535
EUR	2,046,417	USD	2,643,050	9/15/2006	18,851
EUR	132,028	USD	169,442	9/15/2006	138
EUR	95,116	USD	123,446	12/13/2006	870
Total unrealized appreciation					32,079

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	48,566	USD	61,655	9/15/2006	(624)
Total unrealized depreciation					(624)

Currency Abbreviations
EUR	Euro
USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006